SCHEDULE OF PROPERTY AND EQUIPMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 198,086	$ 126,978
Less: Accumulated depreciation	(67,727)	(47,815)
Property and equipment, net	130,359	79,163
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	72,110	33,774
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	36,157	36,573
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 89,819	$ 56,631